Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Accounts Receivables and Unbilled Revenue, and Unbilled Services and Unearned Revenue
Accounts receivables and unbilled revenue are as follows:

	June 30, 2025	December 31, 2024
	(in thousands)
Billed services (accounts receivable)	$1,411,329	$1,437,653
Allowance for credit losses	(44,074)	(35,664)
Accounts receivable (net)	1,367,255	1,401,989
Unbilled services (unbilled revenue)	1,244,560	1,286,274
Accounts receivable and unbilled revenue, net	$2,611,815	$2,688,263
Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

	June 30, 2025	December 31, 2024	$ Change	% Change
	(in thousands, except percentages)
Unbilled services (unbilled revenue)	$1,244,560	$1,286,274	$(41,714)	(3.2)%
Unearned revenue (payments on account)	(1,514,442)	(1,614,758)	100,316	(6.2)%
Net balance	$(269,882)	$(328,484)	$58,602	(17.8)%